Document and Entity Information Document	Feb. 11, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 11, 2020
Entity Registrant Name	TEGNA INC.
Entity Central Index Key	0000039899
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6961
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad Street, Suite 2000,
Entity Address, City or Town	Tysons,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false